Derivatives and hedge activities (Details Textuals 1) - SPAC Merger	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 R$ / shares shares
Financial liabilities at Amortized cost
Disclosure of detailed information about financial instruments [line items]
Exercise price per share Derivative warrant liability | $ / shares	$ 11.50
Warrants outstanding	18,499,984	18,499,984
Public warrants
Disclosure of detailed information about financial instruments [line items]
Warrants outstanding	11,499,984	11,499,984
Market trading price | R$ / shares		R$ 5.21
Private placement warrants
Disclosure of detailed information about financial instruments [line items]
Warrants outstanding	7,000,000	7,000,000
Market trading price | R$ / shares		R$ 5.21